Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Deferred bonus and salaries payable	$3,884,123	$3,173,739
Research and development expenses payable	636,524	519,012
Professional fees payable	159,290	166,190
Cost of healthcare services payable	88,718	142,968
Insurance expenses payable	-	35,010
Others	75,207	135,646
	$4,843,862	$4,172,565